Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Assets (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 687,843,962	$ 607,940,075	$ 542,907,927
Loans deemed distributed	(365,892)	(291,909)
Net assets per Form 5500	$ 687,478,070	$ 607,648,166